Capital Stock, Warrants and Stock Options - Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Stock Options (Details) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Range One [Member]
Risk free interest rate	1.54%	2.32%
Dividend yield	0.00%	0.00%
Volatility	100.00%	100.00%
Weighted average life	5 years	5 years
Range One [Member] | CAD [Member]
Stock price	$ 0.50	$ 2.30
Range Two [Member]
Risk free interest rate	0.44%	1.54%
Dividend yield	0.00%	0.00%
Volatility	100.00%	100.00%
Weighted average life	5 years	5 years
Range Two [Member] | CAD [Member]
Stock price	$ 0.50	$ 0.50
Range Three [Member]
Risk free interest rate	0.25%	0.44%
Dividend yield	0.00%	0.00%
Volatility	100.00%	100.00%
Weighted average life	3 years	5 years
Range Three [Member] | CAD [Member]
Stock price	$ 0.58	$ 0.50